Submission	Apr. 16, 2026
Submission [Line Items]
Central Index Key	0002096997
Registrant Name	Kailera Therapeutics, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES